Supplemental information on oil and gas producing activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental information on oil and gas producing activities (unaudited)
Schedule of capitalized costs relating to oil and gas producing activities

34.1       Capitalized costs relating to oil and gas exploration and production activities

	2021	2020	2019
Natural and environmental properties	79,385,151	67,767,005	60,261,025
Wells, equipment, and facilities – property, plant and equipment	31,730,001	31,166,804	30,150,268
Exploration and production projects	11,474,682	12,494,665	8,801,630
Accumulated depreciation, depletion, and amortization	(70,739,885)	(64,233,572)	(60,346,094)
Net capitalized cost	51,849,949	47,194,902	38,866,829

Schedule of costs Incurred in oil and gas property acquisition, exploration, and development activities

34.2       Costs incurred in oil and gas exploration and developed activities

Costs incurred are summarized below and include both amounts expensed and capitalized in the corresponding period.

	2021	2020	2019
Acquisition of proved properties (1)	—	507,907	2,668,960
Acquisition of unproved properties (2)	—	1,274,660	261,231
Exploration costs	1,793,549	1,340,898	640,556
Development costs	11,264,075	7,367,020	8,084,283
	13,057,624	10,490,485	11,655,030
(1)	For 2020, it corresponds mainly to the acquisition of the entire participation in the Guajira Association (43% of the association contract) by Hocol and its position as operator. In July 2019, Ecopetrol and Occidental Petroleum Corp. (OXY) entered into a Joint Operation contract in order to execute a joint plan for the development of unconventional drilling in the Permian Basin in the state of Texas (USA).
(2)	During 2020, Ecopetrol through its subsidiary Ecopetrol Óleo e Gás do Brasil Ltda acquired 30% of the interests, rights and obligations in two areas that correspond to the BM-S-54 Concession Agrement and the Sul de Gato do Mato Shared Production Contract, located offshore in Santos basin of Brazil, in the discovery of hydrocarbons called "Gato do Mato". Additionally, Ecopetrol Óleo e Gás do Brasil Ltda has recognized the billing related to activities of drilling during the year. On July 17, 2020, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total.

Schedule of results of operations for oil and gas exploration and production activities

34.3       Results of operations for oil and gas exploration and production activities

The Ecopetrol Business Group’s results of operations from oil and gas exploration and production activities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Net revenues
Sales	50,631,272	30,141,662	42,070,018
Transfers	12,617,680	7,025,839	11,564,358
	63,248,952	37,167,501	53,634,376
Production costs(1)	12,554,338	12,753,880	9,336,387
Depreciation, depletion, and amortization(2)	6,623,891	6,393,506	6,049,543
Other production costs(3)	21,156,904	14,005,669	21,550,907
Exploration expenses(4)	960,247	689,204	763,562
Other expenses(5)	3,090,128	2,227,481	4,163,241
	44,385,508	36,069,740	41,863,640
Income before income tax expense	18,863,444	1,097,761	11,770,736
Income tax expense	(5,652,743)	(233,255)	(2,107,363)
Results of operations for exploration and production activities	13,210,701	864,506	9,663,373
(1)	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2021, 2020 and 2019 of $292,329, $213,925, and $198,394, respectively.
(2)	In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2021, 2020 and 2019 in depreciation, depletion, and amortization, were $887,725, $639,123, and $272,147, respectively.
(3)	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	Corresponds to administration, marketing expenses and impairment.

Schedule of proved developed and undeveloped oil and gas reserve quantities

	2021			2020			2019
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,257	2,921	1,770	1,384	2,906	1,894	1,200	3,002	1,727
Revisions of previous estimates(1)	240	431	315	(81)	51	(72)	75	51	84
Improved recovery	120	107	139	100	74	113	94	3	94
Purchases	—	—	—	—	171	30	142	126	164
Extensions and discoveries	12	—	12	41	8	42	66	2	67
Sales	(3)	(4)	(3)	(1)	(0)	(1)	—	—	—
Production	(177)	(304)	(231)	(186)	(289)	(236)	(193)	(278)	(242)
Closing balance	1,449	3,151	2,002	1,257	2,921	1,770	1,384	2,906	1,894
Proved developed reserves:
Opening balance	834	2,636	1,297	898	2,662	1,365	883	2,882	1,389
Closing balance	921	2,561	1,370	834	2,636	1,297	898	2,662	1,365
Proved undeveloped reserves:
Opening balance	423	285	473	486	244	529	317	119	338
Closing balance	528	590	632	423	285	473	486	244	529

Some values were rounded for presentation purposes.

(1)	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

Schedule of standardized measure of discounted future cash flows relating to proved crude oil and gas eserves

The standardized measure of discounted future net cash flows related to the above proved crude oil and natural gas reserves is calculated in accordance with the requirements of ASU 2010–03. Estimated future cash inflows from production under SEC requirements are computed by applying unweighted arithmetic average of the first day–of–the–month for oil and gas price to year–end quantities of estimated net proved reserves, with cost factors based on those at the end of each year, currently enacted tax rates and a 10% annual discount factor. In our view, the information so calculated does not provide a reliable measure of future cash flows from proved reserves, nor does it permit a realistic comparison to be made of one entity with another because the assumptions used cannot reflect the varying circumstances within each entity. In addition, a substantial but unknown proportion of future real cash flows from oil and gas production activities is expected to derive from reserves which have already been discovered, but which cannot yet be regarded as proved.

	2021	2020	2019
Future cash inflows	401,980,640	187,210,379	279,722,107
Future costs
Production (1)	(129,109,036)	(85,989,384)	(93,589,960)
Development	(38,451,863)	(28,752,131)	(32,734,702)
Income taxes	(69,053,224)	(13,470,352)	(37,077,231)
Future net cash flow	165,366,517	58,998,512	116,320,214
10% discount factor	(57,009,654)	(18,568,308)	(36,934,889)
Standardized measure of discounted net cash flows	108,356,863	40,430,204	79,385,325
(1)

Production future costs include the estimated costs related to assets retirement obligations in the amount of $17,364,520; $12,545,574 and $10,665,315 as of December 31, 2021, 2020, and 2019, respectively.

Schedule of principal sources of change in standardized measure of discounted future net cash flows

	2021	2020	2019
Net change in sales and transfer prices and in production cost (lifting) related to future production	110,224,660	(44,482,725)	2,411,040
Changes in estimated future development costs	(22,011,659)	(5,401,560)	(12,627,361)
Sales and transfer of oil and gas produced net of production costs	(50,694,613)	(24,413,621)	(44,297,989)
Net change due to extensions, discoveries, and improved recovery	6,741,068	3,134,469	7,061,712
Net change due to purchase and sales of minerals in place	(13,419)	570,460	213,539
Net change due to revisions in quantity estimates	32,923,680	(3,414,649)	6,756,418
Previously estimated development costs incurred during the period	32,941,335	7,943,239	23,200,357
Accretion of discount	10,468,951	10,468,951	11,542,289
Timing and other	(16,636,925)	567,027	(4,993,389)
Net change in income taxes	(36,016,420)	16,073,288	3,814,269
Aggregate change in the standardized measure of discounted future net cash flows for the year	67,926,658	(38,955,121)	(6,919,115)